Contributed surplus - Fair value of broker warrants (Details)		12 Months Ended
	May 17, 2019 $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 17, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Warrants issued			564,540
Number of shares each warrant converts into	1			1
Warrant exercise price | $ / shares	$ 3.25
Warrant expiration period	2 years	2 years
Fair value of warrants granted, per share | $ / shares				$ 0.63
Volatility assumption	44.83%
Remaining life assumption	2 years
Expected dividend yield assumption	0.00%
Forfeiture rate assumption	0.00%
Annual risk-free interest rate assumption	1.69%
Aggregate fair value of warrants issued | $			$ 355,660
Weighted average contractual life of warrants		4 months 24 days	9 months 18 days
Warrants exercisable		564,540	1,068,186
Aggregate fair value of warrants outstanding | $		$ 355,660	$ 656,884
Public offering
Disclosure of classes of share capital [line items]
Warrants issued	241,500
Private placement
Disclosure of classes of share capital [line items]
Warrants issued	323,040